Post-employment Benefit - Summary of Constitution of Fair Value of Plan Assets (Detail) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Cash	$ 270,473	$ 268,962
Equity instruments	574,452	580,435
Debt instruments	314,412	328,195
Plan assets at fair value	$ 1,159,337	$ 1,177,592